Operating Leases and Obligations Related to Finance Leases - Operating Leases (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
Time Charter Hire Expense	$ 43,189	$ 19,538	$ 30,661
Operating Lease, Weighted Average Remaining Lease Term	1 year 2 months
Lease Commitment
2020	$ 30,362
2021	5,900
Total payments	36,262
Carrying value of operating lease liabilities	$ 19,560
Commitment
Number of time-charter contracts | vessel	3
Lease [Member]
Lease Commitment
Less: imputed interest	$ (711)
Short Term Lease less than 1 year [Member]
Operating Leased Assets [Line Items]
Time Charter Hire Expense	18,000
Non-lease [Member]
Lease Commitment
2020	13,406
2021	2,585
Total payments	15,991
Lease [Member]
Operating Leased Assets [Line Items]
Time Charter Hire Expense	25,200
Lease Commitment
2020	16,956
2021	3,315
Total payments	20,271
Time-charter
Operating Leased Assets [Line Items]
Short-term Lease Commitment, Amount	$ 4,300